UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 575 Lexington Avenue
         4th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.572.8333

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     August 16, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $180,259 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONSECO INC                    COM NEW          208464883     3483   175000 SH       Sole                   175000
COUNTRYWIDE FINANCIAL CORP     COM              222372104     3513    50000 SH       Sole                    50000
DANIELSON HLDG CORP            COM              236274106      191    27600 SH       Sole                    27600
DRESS BARN INC                 COM              261570105     1597    93300 SH       Sole                    93300
EL PASO ELEC CO                COM NEW          283677854    10422   675000 SH       Sole                   675000
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    13807    81000 SH       Sole                    81000
GENESCO INC                    COM              371532102     2363   100000 SH       Sole                   100000
GRAFTECH INTL LTD              COM              384313102     1422   135900 SH       Sole                   135900
HAYES LEMMERZ INTL INC         COM NEW          420781304     5803   384300 SH       Sole                   384300
HEAD N V                       NY REGISTRY SH   422070102     1860   600000 SH       Sole                   600000
LOEWS CORP                     COM              540424108    15590   260000 SH       Sole                   260000
LUMINENT MTG CAP INC           COM              550278303     3600   300000 SH       Sole                   300000
MADDEN STEVEN LTD              COM              556269108     6077   304300 SH       Sole                   304300
MASSEY ENERGY CORP             COM              576206106     3526   125000 SH       Sole                   125000
NCO GROUP INC                  COM              628858102     2530    94800 SH       Sole                    94800
SEA CONTAINERS LTD             CL A             811371707     1753   100000 SH       Sole                   100000
WASHINGTON MUT INC             COM              939322103    10433   270000 SH       Sole                   270000
ALTRIA GROUP INC               COM              02209S103    28529   570000 SH       Sole                   570000
ASTA FDG INC                   COM              046220109     7249   416600 SH       Sole                   416600
EDUCATION LENDING GROUP INC    COM              28140A109     6525   367600 SH       Sole                   367600
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    10564  1005100 SH       Sole                  1005100
RYERSON TULL INC NEW           COM              78375P107     8906   560800 SH       Sole                   560800
STAGE STORES INC               COM NEW          85254C305     2309    61300 SH       Sole                    61300
PXRE GROUP LTD                 COM              G73018106    13676   541200 SH       Sole                   541200
SCOTTISH RE GROUP LTD          ORD              G7885T104    14531   625000 SH       Sole                   625000